Cash and cash equivalents - Disclosure of composition of cash and cash equivalents (Details) - EUR (€) € in Thousands	Jun. 30, 2025	Dec. 31, 2024
Cash and cash equivalents [abstract]
Cash in hand	€ 0	€ 1
Cash at bank	161,307	168,269
CASH AND CASH EQUIVALENTS	€ 161,307	€ 168,271